DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
AbbVie Savings Plan
DESCRIPTION OF THE PLAN
DESCRIPTION OF THE PLAN

NOTE A - DESCRIPTION OF THE PLAN

The following description of the AbbVie Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

In general, United States employees of AbbVie Inc. (“AbbVie”) and selected participating subsidiaries and affiliates may, after their date of hire, voluntarily participate in the Plan. Any eligible employee who begins employment or re-employment on or after January 1, 2022, and any eligible employee who first becomes eligible to participate in the Plan on or after January 1, 2022, shall be covered by the AbbVie Savings Plan Plus (“ASP+”) provisions set forth in the Plan document. The ASP+ provisions provide for automatic enrollment into the Plan and matching contribution and annual company contribution formulas that differ from those that apply to participants who joined the Plan before January 1, 2022. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.

Empower Retirement serves as the recordkeeper and Empower Trust Company, LLC (“Trustee”) serves as the custodian and trustee.

Mergers

Effective February 12, 2024, ImmunoGen, Inc. became a wholly owned subsidiary of AbbVie. On March 3, 2025, the ImmunoGen, Inc. 401(k) Plan and Trust merged into the Plan and net assets totaling approximately $62.6 million were transferred into the Plan.

Effective August 1, 2024, Cerevel Therapeutics, LLC became a wholly owned subsidiary of AbbVie. On March 3, 2025, the Cerevel Therapeutics, LLC 401(k) Plan merged into the Plan and net assets totaling approximately $41.4 million were transferred into the Plan.

Effective January 23, 2025, Nimble Therapeutics, Inc. became a wholly owned subsidiary of AbbVie. On December 4, 2025, the Nimble Therapeutics, Inc. 401(k) Plan merged into the Plan and net assets totaling approximately $3.0 million were transferred into the Plan.

Contributions and Vesting

Contributions to the Plan are paid to the AbbVie Savings Plan Trust (“Trust”). The Trust is administered by the Trustee and an investment committee comprised of AbbVie employees (the “Committee”).

Eligible employees electing to participate may choose to make their contributions from pre-tax earnings, after-tax earnings or both. The Plan permits Roth 401(k) after-tax contributions and a Roth 401(k) conversion feature. Participants who have attained age 50 before the end of the Plan year and who are making the maximum pre-tax or Roth contributions are eligible to make catch-up contributions. The pre-tax contributions are an elective deferral feature, which is a cash or deferred arrangement under the provisions of Section 401(k) of the Internal Revenue Code (“IRC”). All the contributions are subject to certain limitations of the IRC. Participant contributions may be invested in any of the investment options offered by the Plan.

NOTE A - DESCRIPTION OF THE PLAN – Continued

Contributions and Vesting - Continued

Eligible employees who are not covered by ASP+ and who elect to participate in the Plan may contribute from 2% to 50% of their eligible earnings to the Trust. Eligible employees covered by ASP+ and who elect to participate in the Plan may contribute from 1% to 50% of their eligible earnings to the Trust. Following the 30-day period from an employee’s hire or eligibility date, employees covered by ASP+ who have not affirmatively enrolled in the Plan and elected a specified contribution type and percentage or who have not opted out of automatic contributions, will be automatically enrolled in the Plan to contribute 3% of their pre-tax earnings.

Employer matching contributions to the Plan are made each payroll period based on the participating employees’ eligible earnings. Catch-up contributions are not eligible for matching contributions. The amount of the employer matching contribution for participants not covered by ASP+ is determined by the Board of Directors of AbbVie and, for the year ended December 31, 2025, was 5% of the participant’s eligible earnings if the employee elected to contribute at least 2% to the Plan. For participants covered by ASP+, contributions are matched dollar for dollar up to 6% of the participant’s eligible earnings.

In addition, ASP+ participants receive an annual employer contribution if the ASP+ participant is employed by AbbVie on the last day of the Plan year or separated from employment during the Plan year due to death or qualifying retirement. The annual employer contribution is equal to a percentage of eligible compensation based on each eligible ASP+ participant’s age plus years of credited service according to the following schedule:

Age + Years of Credited Service (whole years)	Contribution Percentage
Less than 30	2%
30-39	3%
40-49	4%
50-59	5%
60-69	6%
70 or more	7%

Employer contributions are invested according to the employee’s investment elections.

The Plan offers a variety of investment options, including AbbVie common shares. AbbVie was established by the January 1, 2013 separation of Abbott Laboratories (“Abbott”) into two publicly traded companies. The separation was a tax-free distribution where Abbott shareholders received one share of AbbVie stock for every share of Abbott held as of the close of business on December 12, 2012, the record date for the distribution. Effective January 1, 2013, AbbVie participants may no longer make new contributions or transfer funds to purchase Abbott stock in the Plan; however, they may continue to hold Abbott stock in their Plan accounts.

Cash dividends on shares of AbbVie common shares are (1) paid in cash to the participants or beneficiaries, (2) paid to the Plan and distributed in cash to participants or beneficiaries no later than 90 days after the close of the Plan year in which paid or (3) paid to the Plan and credited to the applicable accounts in which shares are held, as elected by each participant or beneficiary in accordance with rules established by the Plan administrator.

NOTE A - DESCRIPTION OF THE PLAN - Continued

Contributions and Vesting - Continued

Participants are at all times fully vested in their own contributions and earnings thereon. Vesting in employer matching contributions is based on the following vesting schedule:

Vesting
Years of Credited Service	Percentage
Less than 2 years	0%
2 years or more	100%

Vesting in the annual employer contribution for ASP+ participants is based on the following vesting schedule:

Vested
Years of Credited Service	Percentage
Less than 1	0%
1	20%
2	40%
3	60%
4	80%
5 or more	100%

Non-vested portions of employer contributions and earnings thereon are forfeited upon the earlier of (a) the date of distribution of the vested portion of the participant’s full balance or (b) the date on which the participant incurs five consecutive “break years” (i.e., a 12-consecutive month period of severance). Forfeitures are used to (1) restore any forfeitures of participants who are reemployed with AbbVie before incurring five consecutive break years, (2) fund corrective allocations or contributions and/or (3) reduce future employer contributions. In 2025, forfeitures reduced AbbVie’s employer contributions by approximately $4.1 million. Approximately $3.6 million and $1.8 million of forfeitures were available at the end of 2025 and 2024, respectively.

Distributions

Following retirement, termination or death, participants or their beneficiaries receive distributions in cash and/or AbbVie common shares and may receive them in installments, lump sums or direct rollovers, as applicable. Also, participants may elect to defer distribution to a future date but, after termination of employment, distribution must be made or commence by the 1st of April following the year the participant reaches age 73. When participants defer distributions, their account balance remains in the Plan, and they may continue to transfer funds among the Plan’s investment options. In-service withdrawals are available in certain circumstances as defined by the Plan. The Plan also permits hardship withdrawals for participants who meet the criteria outlined in the Plan document.

NOTE A - DESCRIPTION OF THE PLAN - Continued

Administrative Expenses

Investment fees for mutual funds and collective trusts are charged against the net assets of the respective fund. All other expenses incident to the administration of the Plan and Trust are charged to the Trust, except to the extent AbbVie pays such expenses directly. Expenses paid by AbbVie are excluded from these financial statements. To the extent that any expense is specifically attributable to a participant’s account (including, but not limited to, a managed account service fee, loan fee, Qualified Domestic Relations Order review fee, brokerage fee, or check fee), such expense is charged to the account of the participant.

Participant Accounts

Each participant’s account is credited with the participant’s contributions and employer contributions and allocations of plan earnings and charged with any participant account fees. Plan earnings are allocated based on the participant’s share of net earnings or losses of their respective elected investment options. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Notes Receivable from Participants

Participants may borrow from their accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance, subject to IRC limitations and restrictions and Plan rules, and may have one or two loans outstanding. The loans are secured by the balance in the participant’s account. Participants pay interest on such loans at the prime rate on the first business day of the month the loan is made. Loans must be repaid within five years unless the loan is used for the purchase of the primary residence of the employee, in which case the repayment period can be extended to a period of fifteen years. Repayment is made through periodic payroll deductions, but a loan may be repaid in a lump sum at any time. For employees terminating employment with AbbVie during the repayment period who do not repay their loan before distribution of their Plan account, the balance of the outstanding loan is netted from their Plan distribution.

AbbVie Puerto Rico Savings Plan
DESCRIPTION OF THE PLAN
DESCRIPTION OF THE PLAN

NOTE A - DESCRIPTION OF THE PLAN

The following description of the AbbVie Puerto Rico Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

In general, employees of AbbVie Inc.’s (“AbbVie”) selected subsidiaries and affiliates in Puerto Rico (the “Company”) may, after their date of hire, voluntarily participate in the Plan. Any eligible employee who begins employment or re-employment on or after January 1, 2022, and any eligible employee who first becomes eligible to participate in the Plan on or after January 1, 2022, shall be covered by the AbbVie Puerto Rico Savings Plan Plus (“ASP+”) provisions set forth in the Plan document. The ASP+ provisions provide for automatic enrollment into the Plan and matching contribution and annual employer contribution formulas that differ from those that apply to participants who joined the Plan before January 1, 2022. The Plan’s sponsor is AbbVie Ltd. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.

Empower Retirement serves as the recordkeeper of the Plan and Empower Trust Company, LLC (“Custodian”) serves as the custodian. Banco Popular de Puerto Rico serves as trustee (“Trustee”) of the Plan.

Contributions and Vesting

Contributions to the Plan are paid to the AbbVie Puerto Rico Savings Plan Trust (“Trust”). The Trust is administered by the Trustee, the Custodian, and an investment committee comprised of AbbVie employees (the “Committee”).

Eligible employees electing to participate may choose to make their contributions from either pre-tax earnings or after-tax earnings or both, subject to certain limitations. Participants who have attained age 50 before the end of the Plan year and who are making the maximum pre-tax contribution are eligible to make catch-up contributions. Participants’ pre-tax contributions are an elective deferral feature, which is a cash or deferred arrangement under the provisions of Section 1081.01(d) of the Puerto Rico Internal Revenue Code of 2011 (“Puerto Rico Code”), as amended. All the contributions are subject to certain limitations of the Puerto Rico Code. Participant contributions may be invested in any of the investment options offered by the Plan.

Eligible employees who are not covered by ASP+ and who elect to participate in the Plan may contribute from 2% to 50% of their eligible earnings to the Trust. Eligible employees covered by ASP+ and who elect to participate in the Plan may contribute from 1% to 50% of their eligible earnings to the Trust. Following the 30-day period from an employee’s hire or eligibility date, employees covered by ASP+ who have not affirmatively enrolled in the Plan and elected a specified contribution type and percentage or who have not opted out of automatic contributions, will be automatically enrolled in the Plan to contribute 3% of their pre-tax earnings.

Employer matching contributions to the Plan are made each payroll period based on the participating employees’ eligible earnings. Catch-up contributions are not eligible for matching contributions. The amount of the employer matching contribution for participants not covered by ASP+ is determined by the Board of Directors of AbbVie Ltd. and for the year ended December 31, 2025, was 5% of the participant’s eligible earnings if the employee elected to contribute at least 2% to the Plan. For participants covered by ASP+, contributions are matched dollar for dollar up to 6% of the participant’s eligible earnings.

NOTE A - DESCRIPTION OF THE PLAN - Continued

Contributions and Vesting - Continued

In addition, ASP+ participants receive an annual employer contribution if the ASP+ participant is employed by the Company on the last day of the Plan year or separated from employment during the Plan year due to death or qualifying retirement. The annual employer contribution is equal to a percentage of eligible compensation based on each eligible ASP+ participant’s age plus years of credited service according to the following schedule:

Age + Years of Credited Service (whole years)	Contribution Percentage
Less than 30	2%
30-39	3%
40-49	4%
50-59	5%
60-69	6%
70 or more	7%

Employer contributions are invested according to the employee’s investment elections.

The Plan offers a variety of investment options, including AbbVie common shares. AbbVie was established by the January 1, 2013 separation of Abbott Laboratories (“Abbott”) into two publicly traded companies. The separation was a tax-free distribution where Abbott shareholders received one share of AbbVie stock for every share of Abbott held as of the close of business on December 12, 2012, the record date for the distribution. Effective January 1, 2013, AbbVie participants may no longer make new contributions or transfer funds to purchase Abbott stock in the Plan; however, they may continue to hold Abbott stock in their Plan accounts.

Participants are at all times fully vested in their own contributions and earnings thereon. Vesting in employer matching contributions is based on the following vesting schedule:

Years of Credited Service	Vesting Percentage
Less than 2 years	0%
2 years or more	100%

Vesting in the annual employer contribution for ASP+ participants is based on the following vesting schedule:

Years of Credited Service	Vested Percentage
Less than 1	0%
1	20%
2	40%
3	60%
4	80%
5 or more	100%

NOTE A - DESCRIPTION OF THE PLAN - Continued

Contributions and Vesting - Continued

Non-vested portions of employer contributions and earnings thereon are forfeited upon the earlier of (a) the date of distribution of the vested portion of the participant’s full balance or (b) the date on which the participant incurs five consecutive “break years” (i.e., a 12-consecutive month period of severance). Forfeitures are used to (1) restore any forfeitures of participants who are reemployed with the Company before incurring five consecutive break years, (2) fund corrective allocations or contributions and/or (3) reduce future employer contributions. In 2025, approximately $41,000 of forfeitures were used to reduce AbbVie’s employer contributions. As of December 31, 2025 and 2024, approximately $76,400 and $34,600, respectively, of forfeitures were available.

Distributions

Following retirement, termination or death, participants or their beneficiaries receive a distribution in cash, AbbVie common shares or direct rollovers, as applicable. Also, participants may elect to defer distribution to a future date, but, after termination of employment, distribution must be made or commence by the 1st of April following the year the participant reaches age 73. When participants defer distributions, their account balance remains in the Plan, and they may continue to transfer funds among the Plan’s investment options. Prior to separation of service, participants are permitted to withdraw their rollover contributions and their after-tax contributions in shares or in cash, subject to certain limitations. In-service withdrawals are available in certain other circumstances as defined by the Plan. The Plan also permits hardship withdrawals for participants who meet the criteria outlined in the Plan document.

Administrative Expenses

Investment fees for mutual funds and collective trusts are charged against the net assets of the respective fund. All other expenses incident to the administration of the Plan and Trust are charged to the Trust, except to the extent the Company pays such expenses directly. Expenses paid by the Company are excluded from these financial statements. To the extent that any expense is specifically attributable to a participant’s account (including, but not limited to, a managed account service fee, loan fee, Qualified Domestic Relations Order review fee, brokerage fee, or check fee), such expense is charged to the account of the participant.

Participant Accounts

Each participant’s account is credited with the participant’s contributions and employer contributions and allocations of plan earnings and charged with any participant account fees. Plan earnings are allocated based on the participant’s share of net earnings or losses of their respective elected investment options. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

NOTE A - DESCRIPTION OF THE PLAN - Continued

Notes Receivable from Participants

Participants may borrow from their accounts a minimum of $500 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance, subject to the Puerto Rico Code limitations and restrictions and Plan rules, and may have one or two loans outstanding. The loans are secured by the balance in the participant’s account. Participants pay interest on such loans at the prime rate on the first business day of the month the loan is made. Loans must be repaid within five years unless the loan is used for the purchase of the primary residence of the employee, in which case the repayment period can be extended to a period of fifteen years. Repayment is generally made through periodic payroll deductions but a loan may be repaid in a lump sum at any time. For employees terminating employment with the Company during the repayment period who do not repay their loan before distribution of their Plan account, the balance of the outstanding loan is netted from their Plan distribution.